EMPLOYEE RETENTION ALLOWANCE - Disclosure of detailed information about employee retention allowance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information about defined benefit plans [abstract]
Employee retention allowance, beginning balance	$ 184,951	$ 184,159
Foreign exchange adjustment	(11,841)	792
Employee retention allowance, ending balance	$ 173,110	$ 184,951